Lease (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Lease [Abstract]
Schedule of Supplemental Information Operating Leases

A summary of supplemental information related to operating leases as of September 30, 2025 and December 31, 2024 is as follows:

	As of
	September 30, 2025	December 31, 2024
	(Unaudited)
Right-of-use assets	$1,165,931	$2,660,535
Operating lease liabilities, current	$(1,129,768)	$(1,041,197)
Operating lease liabilities, non-current	$(206,470)	$(1,623,876)
Weighted average remaining lease terms	1.3 years	3.4 years
Weighted average discount rate	4.67%	5.24%

A summary of supplemental information related to operating leases as of December 31, 2024 and 2023 is as follows:

	As of December 31,
	2024	2023
Right-of-use assets	$2,660,535	$1,612,129
Operating lease liabilities, current	$(1,041,197)	$(502,498)
Operating lease liabilities, non-current	$(1,623,876)	$(1,083,361)
Weighted average remaining lease terms	3.4 years	2.9 years
Weighted average discount rate	5.24%	4.65%

Schedule of Future Minimum Lease Payment

The future lease payments as of September 30, 2025 were as follows:

As of September 30, 2025
(Unaudited)
FY2025 (remaining three months)	$425,180
FY2026	942,818
Total lease payment	1,367,998
less: imputed interest	(31,760)
Total lease liabilities	$1,336,238

The future lease payments as of December 31, 2024 were as follows:

As of December 31, 2024
FY2025	1,116,060
FY2026	1,181,358
FY2027	245,005
FY2028	251,664
FY2029	42,130
Total lease payment	2,836,217
less: imputed interest	(171,144)
Total lease liabilities	$2,665,073